LEASE LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2025
Lease Liabilities
SCHEDULE OF OPERATING LEASE LIABILITIES

Total
Balance at December 31, 2023	$790,023
Interest expense	65,378
Lease payments	(423,157)
Foreign exchange translation	(4,223)
Balance at December 31, 2024	428,021
Interest expense	20,254
Lease payments	(95,428)
Balance at June 30, 2025	$352,847

Which consists of:

	June 30, 2025	December 31, 2024
Current lease liability	$158,250	$154,147
Non-current lease liability	194,597	273,874
Ending balance	$352,847	$428,021

SCHEDULE OF OPERATING MATURITY ANALYSIS
Maturity analysis	June 30, 2025	December 31, 2024
Less than one year	$187,166	$190,856
One to three years	207,619	282,419
Four to five years	7,183	71,836
Total undiscounted lease liabilities	401,968	545,111
Amount representing interest	(49,121)	(117,090)
	$352,847	$428,021